Summary of Significant Accounting Policies - Adjusted Income Statement and Comprehensive Income to Apply Adopted Guidance (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Premiums	$ 2,105	$ 735	$ 5,091	$ 5,653	$ 4,341
Policy fees	698	730	2,914	3,005	2,874
Total net realized gains (losses)	(1,458)	2,887	6,091	1,752	(3,741)
Total revenues	4,262	7,240	24,697	23,257	15,062
Policyholder benefits	2,495	1,168	6,720	7,387	6,602
Change in the fair value of market risk benefits, net	196	(233)	(958)	(447)	0
Interest credited to policyholder account balances	1,026	878	3,732	3,562	3,528
Amortization of deferred policy acquisition costs and value of business acquired	256	243	1,020	951	543
Non-deferrable insurance commissions	136	144	568	623	604
Total benefits and expenses	4,931	2,940	14,206	12,003	14,211
Income (loss) before income tax expense (benefit)	(669)	4,300	10,491	11,254	851
Income tax expense (benefit)	(216)	859	2,012	2,082	(15)
Net income (loss)	(453)	3,441	8,479	9,172	866
Net income (loss) attributable to Corebridge	$ (459)	$ 3,366	$ 8,159	8,243	642
Basic (in dollars per share)	$ (0.70)	$ 5.22	$ 12.63
Diluted (in dollars per share)	$ (0.70)	$ 5.22	$ 12.60
Statement of Comprehensive Income [Abstract]
Net income	$ (453)	$ 3,441	$ 8,479	9,172	866
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken	30	(51)	(61)	31	(62)
Change in unrealized appreciation (depreciation) of all other investments	3,132	(13,376)	(31,695)	(5,638)	5,337
Change in fair value of market risk benefits attributable to changes in our own credit risk	74	782	1,294	179	0
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	(465)	2,232	5,298	1,356	0
Other comprehensive income (loss), net of tax	2,805	(10,259)	(25,106)	(4,091)	5,330
Comprehensive income (loss)	2,352	(6,818)	(16,627)	5,081	6,196
Comprehensive income (loss) attributable to Corebridge	$ 2,337	(6,893)	(16,937)	$ 4,152	$ 5,966
Common Stock Class A
Income Statement [Abstract]
Basic (in dollars per share)				$ 13.18	$ 1.00
Diluted (in dollars per share)				13.18	1.00
Common Stock Class B
Income Statement [Abstract]
Basic (in dollars per share)				9.14	1.00
Diluted (in dollars per share)				$ 9.14	$ 1.00
As Previously Reported
Income Statement [Abstract]
Premiums		726	5,093	$ 5,637
Policy fees		764	2,972	3,051
Total net realized gains (losses)		3,726	8,013	1,855
Total revenues		8,104	26,679	23,390
Policyholder benefits		1,366	7,332	8,050
Change in the fair value of market risk benefits, net		0	0	0
Interest credited to policyholder account balances		875	3,696	3,549
Amortization of deferred policy acquisition costs and value of business acquired		543	1,431	1,057
Non-deferrable insurance commissions		161	636	680
Total benefits and expenses		3,685	16,219	13,263
Income (loss) before income tax expense (benefit)		4,419	10,460	10,127
Income tax expense (benefit)		883	1,991	1,843
Net income (loss)		3,536	8,469	8,284
Net income (loss) attributable to Corebridge		$ 3,461	$ 8,149	7,355
Basic (in dollars per share)		$ 5.37	$ 12.61
Diluted (in dollars per share)		$ 5.37	$ 12.59
Statement of Comprehensive Income [Abstract]
Net income		$ 3,536	$ 8,469	8,284
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken			(54)	22
Change in unrealized appreciation (depreciation) of all other investments		(10,860)	(26,128)	(4,509)
Change in fair value of market risk benefits attributable to changes in our own credit risk		0	0	0
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts		0	0	0
Other comprehensive income (loss), net of tax		(10,756)	(26,124)	(4,506)
Comprehensive income (loss)		(7,220)	(17,655)	3,778
Comprehensive income (loss) attributable to Corebridge		(7,295)	(17,965)	$ 2,849
As Previously Reported | Common Stock Class A
Income Statement [Abstract]
Basic (in dollars per share)				$ 11.80
Diluted (in dollars per share)				11.80
As Previously Reported | Common Stock Class B
Income Statement [Abstract]
Basic (in dollars per share)				7.77
Diluted (in dollars per share)				$ 7.77
Effect of Change
Income Statement [Abstract]
Premiums		9	(2)	$ 16
Policy fees		(34)	(58)	(46)
Total net realized gains (losses)		(839)	(1,922)	(103)
Total revenues		(864)	(1,982)	(133)
Policyholder benefits		(198)	(612)	(663)
Change in the fair value of market risk benefits, net		(233)	(958)	(447)
Interest credited to policyholder account balances		3	36	13
Amortization of deferred policy acquisition costs and value of business acquired		(300)	(411)	(106)
Non-deferrable insurance commissions		(17)	(68)	(57)
Total benefits and expenses		(745)	(2,013)	(1,260)
Income (loss) before income tax expense (benefit)		(119)	31	1,127
Income tax expense (benefit)		(24)	21	239
Net income (loss)		(95)	10	888
Net income (loss) attributable to Corebridge		$ (95)	$ 10	888
Basic (in dollars per share)		$ (0.15)	$ 0.02
Diluted (in dollars per share)		$ (0.15)	$ 0.01
Statement of Comprehensive Income [Abstract]
Net income		$ (95)	$ 10	888
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken			(7)	9
Change in unrealized appreciation (depreciation) of all other investments		(2,516)	(5,567)	(1,129)
Change in fair value of market risk benefits attributable to changes in our own credit risk		782	1,294	179
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts		2,232	5,298	1,356
Other comprehensive income (loss), net of tax		497	1,018	415
Comprehensive income (loss)		402	1,028	1,303
Comprehensive income (loss) attributable to Corebridge		$ 402	$ 1,028	$ 1,303
Effect of Change | Common Stock Class A
Income Statement [Abstract]
Basic (in dollars per share)				$ 1.38
Diluted (in dollars per share)				1.38
Effect of Change | Common Stock Class B
Income Statement [Abstract]
Basic (in dollars per share)				1.37
Diluted (in dollars per share)				$ 1.37